Long-term assets - E.1.3. Movement in intangible assets (Details) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($) installment	Dec. 31, 2019 COP ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, net		$ 7,721	[1]	$ 3,403
Additions		164		520
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net		3,403		3,195
Change in scope		4,546
Additions		164		520
Amortization charge		(320)		(318)
Impairment		(1)		0
Disposals, net		(1)		(13)
Transfers		49		(16)
Transfers to/from assets held for sale				0
Exchange rate movements		(121)		10
Closing balance, net	$ 3,195	7,721		3,403
Spectrum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life measured as period of time, intangible assets other than goodwill	20 years
Intangible assets, net				$ 388
Number of payment installments | installment				12
Additions				$ 33
Total notional consideration	$ 615				$ 2,450
Percentage payable in cash	55.00%			55.00%	55.00%
Percentage to be met by coverage obligations	45.00%			45.00%	45.00%
Future interest commitments, period of recognition				17 years
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions				$ 33
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions		0		0
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net		1,659		1,684
Change in scope		3,257
Additions		0		0
Impairment		0		0
Disposals, net		0		0
Transfers		0		0
Transfers to/from assets held for sale				0
Exchange rate movements		(32)		(26)
Closing balance, net	$ 1,684	4,884		1,659
Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions		29		421
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net		870		468
Change in scope		319
Additions		29		421
Amortization charge		(82)		(71)
Impairment		0		0
Disposals, net		0		0
Transfers		0		3
Transfers to/from assets held for sale				0
Exchange rate movements		(67)		49
Closing balance, net	468	1,070		870
Customer Lists
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions		0		0
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net		423		470
Change in scope		91
Additions		0		0
Amortization charge		(56)		(44)
Impairment		0		0
Disposals, net		0		0
Transfers		0		0
Transfers to/from assets held for sale				0
Exchange rate movements		(1)		(3)
Closing balance, net	470	456		423
IRUs
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions		0		0
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net		86		107
Change in scope		6
Additions		0		0
Amortization charge		(14)		(13)
Impairment		0		0
Disposals, net		0		(14)
Transfers		2		(18)
Transfers to/from assets held for sale				0
Exchange rate movements		(5)		(3)
Closing balance, net	107	75		86
Trademark
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions		0		0
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net		77		183
Change in scope		848
Additions		0		0
Amortization charge		(67)		(106)
Impairment		0		0
Disposals, net		0		0
Transfers		1		0
Transfers to/from assets held for sale				0
Exchange rate movements		0		0
Closing balance, net	183	858		77
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions		135		99
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net		289		282
Change in scope		25
Additions		135		99
Amortization charge		(100)		(84)
Impairment		(1)		0
Disposals, net		(1)		0
Transfers		46		(1)
Transfers to/from assets held for sale				0
Exchange rate movements		(15)		(8)
Closing balance, net	$ 282	379		289
Cost or valuation
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net		4,953
Closing balance, net		10,322		4,953
Cost or valuation | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net		1,659
Closing balance, net		4,884		1,659
Cost or valuation | Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net		1,305
Closing balance, net		1,728		1,305
Cost or valuation | Customer Lists
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net		630
Closing balance, net		1,251		630
Cost or valuation | IRUs
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net		196
Closing balance, net		210		196
Cost or valuation | Trademark
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net		323
Closing balance, net		1,189		323
Cost or valuation | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net		840
Closing balance, net		1,059		840
Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net		(1,550)
Closing balance, net		(2,600)		(1,550)
Accumulated amortization and impairment | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net		0
Closing balance, net		0		0
Accumulated amortization and impairment | Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net		(435)
Closing balance, net		(658)		(435)
Accumulated amortization and impairment | Customer Lists
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net		(207)
Closing balance, net		(795)		(207)
Accumulated amortization and impairment | IRUs
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net		(111)
Closing balance, net		(135)		(111)
Accumulated amortization and impairment | Trademark
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net		(246)
Closing balance, net		(331)		(246)
Accumulated amortization and impairment | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net		(550)
Closing balance, net		$ (681)		$ (550)

[1]	The assets and liabilities of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.